FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair Value of Loans and Financing (Details) - Discount rate - Loans, financing and debentures - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments and Risks Management
Financial Liabilities, Fair Value	R$ 82,899,282	R$ 66,707,543
Foreign | Bonds | Fixed
Financial Instruments and Risks Management
Yield used to discount	Secondary Market	Secondary Market
Financial Liabilities, Fair Value	R$ 38,795,348	R$ 30,066,087
Foreign | Export credits ("Pre payment")
Financial Instruments and Risks Management
Yield used to discount	LIBOR	LIBOR
Financial Liabilities, Fair Value	R$ 26,123,478	R$ 17,213,963
Foreign | Export credits (ACC/ACE)
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 799,183	R$ 575,521
Domestic | BNP - Forest Financing
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 177,376	R$ 193,646
Domestic | BNDES | TJLP
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,759,652	R$ 1,895,959
Domestic | BNDES | TLP
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 523,828	R$ 535,812
Domestic | BNDES | Fixed
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 95,259	R$ 113,979
Domestic | BNDES | Selic
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 938,208	R$ 693,969
Domestic | BNDES | Currency basket
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 61,488	R$ 54,420
Domestic | CRA ("Agribusiness Receivables Certificates")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 4,583,620	R$ 6,039,983
Domestic | Debentures
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 5,416,351	R$ 5,534,691
Domestic | FINAME ("Special Agency of Industrial Financing")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 11,816	R$ 14,168
Domestic | FINEP ("Financier of Studies and Projects")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,287	R$ 5,138
Domestic | NCE ("Export Credit Notes")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,354,814	R$ 1,445,383
Domestic | NCR ("Rural Credit Notes")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 280,876	R$ 288,122
Domestic | Export credits ("Pre payment")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,435,407	R$ 1,464,798
Domestic | FDCO ("West Center Development Fund")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 541,291	R$ 571,904